UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22461

Morgan Creek Global Equity Long/Short Institutional Fund
(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s Telephone Number, including area code	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments

December 31, 2016
(in U.S. dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity[1,2]	Next Available Redemption Date[3]
Investments in Portfolio Funds
Asia
Horseman Japan Fund Ltd.
42,769 shares	$2,600,000	$2,133,760	2.43%	Cayman Islands	Monthly	1/31/2017
New Horizon Opportunities Fund
17,835 shares – Class A	1,896,095	1,704,691	1.94	Mauritius	Annually	3/31/2017
New Horizon Opportunities Fund
10,000 shares – Class B	1,000,000	1,012,518	1.15	Mauritius	Annually	3/31/2017
Private Investors III, LLC
1,518 shares	1,519,588	1,489,581	1.70	United States	0-5 Years	N/A
SR Global Fund Inc. – Japan Portfolio
13,236 shares – Class H	1,789,215	1,907,861	2.17	Cayman Islands	Monthly	1/31/2017
Teng Yue Partners Offshore Fund, L.P.[4]
4,695 shares	7,018,196	8,330,894	9.50	Cayman Islands	Quarterly	3/31/2017
Tybourne Equity (Offshore) Fund[4]
7,714 shares – Series A	7,713,800	9,113,848	10.39	Cayman Islands	Quarterly	3/31/2017
Total Asia	23,536,894	25,693,153	29.28

Energy & Natural Resources
Brenham Capital Offshore Fund, Ltd.
1,864 shares – Class A	1,864,408	2,923,474	3.33	Cayman Islands	Quarterly	3/31/2017
Impala Resource Fund Ltd.
931 shares – Class A	1,000,000	1,092,534	1.25	Cayman Islands	Quarterly	3/31/2017
Whetstone Capital Offshore Fund, Ltd.
4,000 shares	4,000,000	2,499,090	2.85	Cayman Islands	Quarterly	3/31/2017
Total Energy & Natural Resources	6,864,408	6,515,098	7.43

Global Long/Short
Falcon Edge Global Ltd.
39 shares – Class A	39,042	51,637	0.06	Cayman Islands	Illiquid	N/A
Falcon Edge Global Ltd.
37 shares – Class B	37,499	36,506	0.04	Cayman Islands	Illiquid	N/A
Falcon Edge Global Ltd.
417 shares – Class C	418,339	536,352	0.61	Cayman Islands	Illiquid	N/A
Falcon Edge Global Ltd.
103 shares – Standard Share Partners	103,298	98,898	0.11	Cayman Islands	Illiquid	N/A

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2016
(in U.S. dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity[1,2]	Next Available Redemption Date[3]
Global Long/Short (continued)
Glade Brook Private Investors VII, LLC
1,114 shares	$1,113,490	$969,856	1.11%	United States	0-5 Years	N/A
Horseman Global Fund Ltd.
31,422 shares – Class B	7,250,000	6,154,302	7.02	Cayman Islands	Quarterly	3/31/2017
Hound Partners Offshore Fund, Ltd.[4]
9,010 shares – Class A	8,832,255	9,228,862	10.52	Cayman Islands	Quarterly	3/31/2017
Passport Long Short Fund, Ltd.
3,613 shares – Class B	4,062,163	3,416,223	3.89	British Virgin Islands	Monthly	1/31/2017
Viking Global Equities III, Ltd.
3,227 shares – Class L	2,490,334	4,372,553	4.98	Cayman Islands	Annually	2/28/2017
Total Global Long/Short	24,346,420	24,865,189	28.34

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.
3,010 shares – Series A	3,848,387	5,407,328	6.16	Cayman Islands	Quarterly	3/31/2017
Total Healthcare	3,848,387	5,407,328	6.16

Technology
ACM Opportunities, L.P.
1,750 shares – Class E	1,750,000	2,311,353	2.64	United States	0-5 Years	N/A
Light Street Xenon, Ltd.
3,167 shares – Class A	3,940,181	4,512,280	5.14	Cayman Islands	Quarterly	3/31/2017
Tiger Global, Ltd.[4]
8,018 shares – Class C Series 01	4,751,312	6,099,809	6.95	Cayman Islands	Annually	1/31/2017
Tiger Global, Ltd.[4]
1,315 shares – Class C Series 10	1,000,000	999,524	1.14	Cayman Islands	Annually	9/30/2018
Tiger Global, Ltd.[4]
6,025 shares – Class E	1,397,382	2,185,108	2.49	Cayman Islands	Annually	1/31/2017
Total Technology	12,838,875	16,108,074	18.36

Total Investments in Portfolio Funds	$71,434,984	$78,588,842	89.57%

Investments in Securities
Common Stocks
Global Opportunistic
Alibaba Group Holding Limited*
3,370 shares	$314,680	$295,920	0.34%	United States
Alphabet Inc. – Class A*
402 shares	313,817	318,565	0.36	United States
Altice NV*
18,155 shares	281,184	360,148	0.41	Netherlands

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2016
(in U.S. dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile
Common Stocks (continued)
Amazon.com, Inc.*
419 shares	$230,545	$314,196	0.36%	United States
Charter Communications, Inc.*
1,206 shares	241,046	347,231	0.39	United States
Chipotle Mexican Grill, Inc.*
783 shares	312,737	295,442	0.34	United States
Energy Transfer Equity, L.P.
9,240 shares	127,514	178,424	0.20	United States
Energy Transfer Partners, L.P.
4,113 shares	157,020	147,287	0.17	United States
Facebook, Inc. – Class A*
2,676 shares	274,505	307,874	0.35	United States
Heron Therapeutics, Inc.*
38,487 shares	906,301	504,180	0.57	United States
Hilton Worldwide Holdings, Inc.
12,743 shares	307,668	346,610	0.39	United States
Horizon Pharma, PLC*
14,912 shares	254,355	241,276	0.28	United States
JD.com*
11,798 shares	324,289	300,141	0.34	United States
Netflix, Inc.*
2,746 shares	314,624	339,955	0.39	United States
Progenics Pharmaceuticals, Inc.*
136,161 shares	589,223	1,176,431	1.34	United States
Retrophin, Inc.*
13,905 shares	316,567	263,222	0.30	United States
Rolls-Royce Holdings, PLC*
33,648 shares	299,491	277,596	0.32	United States
Sony Corp ADR*
10,692 shares	246,888	299,697	0.34	United States
Spirit AeroSystems Holdings, Inc. – Class A
5,616 shares	253,529	327,694	0.37	United States
Tal Education Group
4,290 shares	230,913	300,943	0.34	United States
Tencent Holdings Limited
12,625 shares	245,902	305,777	0.35	United States
Tesoro Corporation
3,610 shares	280,462	315,694	0.36	United States
The Priceline Group Inc.*
207 shares	261,410	303,474	0.35	United States
Vipshop Holdings Limited*
22,842 shares	368,050	251,490	0.29	United States
Total Common Stocks	7,452,720	8,119,267	9.25

Morgan Creek Global Equity Long/Short Institutional Fund
(A Delaware Statutory Trust)

Schedule of Investments (continued)

December 31, 2016
(in U.S. dollars) (Unaudited)

Investments	Cost/ (Proceeds)	Fair Value	Percent of Net Assets	Domicile
Exchange Traded Funds
Global Opportunistic
ProShares UltraPro Short S&P 500
34,684 shares	$1,256,254	$707,900	0.81%	United States
ProShares UltraPro Short QQQ*
54,490 shares	1,260,032	710,005	0.81	United States
Total Exchange Traded Funds	2,516,286	1,417,905	1.62

Total Investments in Securities	$9,969,006	$9,537,172	10.87%

Total Investments	$81,403,990	$88,126,014	100.44%

Securities Sold Short
Common Stocks
Global Opportunistic
Bristow Group, Inc.
15,646 shares	$(321,216)	$(320,430)	(0.37)%	United States
Darden Restaurants, Inc.
6,221 shares	(424,237)	(452,391)	(0.52)	United States
Dillard’s Inc. – Class A
9,843 shares	(598,216)	(617,058)	(0.70)	United States
Exxon Mobil Corporation
14,000 shares	(1,185,424)	(1,263,640)	(1.44)	United States
H & M Hennes & Mauritz AB
20,000 shares	(591,628)	(556,813)	(0.63)	Sweden
National Oilwell Varco, Inc.
8,276 shares	(321,239)	(309,853)	(0.35)	United States
Rowan Companies PLC – Class A*
16,239 shares	(320,968)	(306,755)	(0.35)	United States
The Gap, Inc.
24,419 shares	(601,882)	(547,962)	(0.62)	United States
Under Armour, Inc. – Class A*
30,737 shares	(1,198,204)	(892,910)	(1.02)	United States
Total Common Stocks	(5,563,014)	(5,267,812)	(6.00)

Total Securities Sold Short	$(5,563,014)	$(5,267,812)	(6.00)%
Other Assets, less Liabilities		4,877,492	5.56
Total Net Assets		$87,735,694	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)
Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after December 31, 2016 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

(4)
Although the Portfolio Fund has monthly, quarterly, or annual redemption rights, there are various gates, holdbacks, and/or side pockets imposed by the manager of the Portfolio Fund, which prevent the Fund from being able to redeem its entire position at the next available redemption date.

*	Non-income producing security.
ADR – American Depositary Receipt

Notes to Schedule of Investments

Valuation of Portfolio Funds and Securities

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) is structured as a fund-of-funds and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), and exchange traded funds, common stocks, and purchased options (collectively, the “Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Fund carries its investments in Portfolio Funds at fair value in accordance with FASB ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The net asset value (“NAV”) of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles described below, or as may be determined from time to time pursuant to policies established by Morgan Creek Capital Management, LLC (the “Advisor”). The Fund’s NAV is calculated by State Street Bank & Trust Company, in its capacity as the Fund’s administrator (the “Administrator,” or “State Street”).

The Fund’s Board of Trustees (the “Board”) has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board oversight), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with ASC 820. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the Fund’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the third-party investment managers (the “Managers”) of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or Securities or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund or Securities subject to the approval of the Board and pursuant to procedures adopted by the Board and subject to the Board’s oversight. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Investments in Publicly Traded Securities held by the Fund are valued as follows:

The Fund values investments in publicly traded securities, including exchange traded funds, common stocks, securities sold short, and purchased options, that are listed on a national securities exchange at their closing price on the last business day of the period.

Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs; and

Level 3 - Other significant unobservable inputs.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Portfolio Fund’s or Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market.

In May 2015, the FASB issued Accounting Standards Update 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”), as an amendment to ASC 820. The amendments in ASU 2015-07 apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient, as the Fund does for its investments in Portfolio Funds. The amendments in ASU 2015-07 remove the requirement to categorize within the fair value hierarchy, as described above, all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the Fund has elected to measure the fair value.

The amendments in ASU 2015-07 are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, with application of the amendments noted above retrospectively to all periods presented. The retrospective approach requires that an investment for which fair value is measured using the NAV per share practical expedient be removed from the fair value hierarchy in all periods presented in an entity’s financial statements. Earlier application of ASU 2015-07 is permitted. The Advisor has reviewed the requirements of ASU 2015-07 and elected to early adopt its requirements effective October 1, 2015. The Fund will apply the requirements of ASU 2015-07 on a retrospective basis.

All of the Fund’s investments in Securities have been classified within level 1 and Securities sold short have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”) or are issued offshore. The frequency of such subscription or redemption options offered to investors is dictated by such hedge fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds varies based on various factors and may include “gates,” “holdbacks” and “side pockets” (defined in the Fund’s prospectus) imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments in Securities and Securities sold short carried at fair value:

	Assets at Fair Value as of December 31, 2016
	Level 1	Level 2	Level 3	Total
Investments
Securities
Common Stocks – Global Opportunistic	$8,119,267	$-	$-	$8,119,267
Exchange Traded Funds – Global Opportunistic	1,417,905	-	-	1,417,905
Total Investments	$9,537,172	$-	$-	$9,537,172

	Liabilities at Fair Value as of December 31, 2016
	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks – Global Opportunistic	$(5,267,812)	$-	$-	$(5,267,812)
Total Securities Sold Short	$(5,267,812)	$-	$-	$(5,267,812)

Total Investments in Portfolio Funds Measured at NAV				$78,588,842

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Global Equity Long/Short Institutional Fund

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman, President & Trustee

Date	February 15, 2017

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	February 15, 2017